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                      The Prudential Series Fund, Inc.

                     Supplement dated October 21, 1999
                        Prospectus dated May 1, 1999


   The following disclosure replaces the first paragraph in the Section "How the Portfolios are Managed - Portfolios Managers" in the Prospectus:

   Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

   Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.

   Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

   The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.

   In the same section, "How the Portfolios are Managed - Portfolio Managers," under the sub-heading "Conservative Balanced Portfolio & Flexible Managed Portfolio," the third paragraph is replaced by the following:

   The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolios. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                             Corporate

Assets Under Management (as of June 30, 1999): $48.6 billion.

Team Leader:  Steven Kellner. General Investment Experience: 13 years.

Portfolio Managers: 8. Average General Investment Experience: 13 years, which includes team members with mutual fund experience.

PSF-2SUP Ed 10-99
DS.SU.007.1099
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Sector:  U.S. investment-grade corporate securities.

Investment Strategy: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

   In the same section, "How the Portfolios are Managed - Portfolio Managers," under the subheading: "Diversified Bond Portfolio, Government Income Portfolio and Zero Coupon Bond Portfolios 2000 & 2005," the entire paragraph is replaced by the following:

Government Income Portfolio and Zero Coupon Bond Portfolios 2000 & 2005

   The U.S. Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the Portfolios. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                             U.S. Liquidity

Assets Under Management (as of June 30, 1999):  $27.9 billion.

Team Leader:  Michael Lillard.  General Investment Experience:  12 years.

Portfolio Managers: 10. Average General Investment Experience: 13 years, which includes team members with significant mutual fund experience.

Sector:  U.S. Treasuries, agencies and mortgages.

Investment Strategy:  Focus is on high quality, liquidity and controlled risk.

                           Diversified Bond Portfolio

   The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                             Corporate

Assets Under Management (as of June 30, 1999): $48.6 billion.

Team Leader:  Steven Kellner. General Investment Experience:  13 years.

Portfolio Managers: 8. Average General Investment Experience: 13 years, which includes team members with mutual fund experience.

Sector:  U.S. investment-grade corporate securities.

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Investment Strategy:  Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

   In the same section, "How the Portfolios are Managed - Portfolio Managers," under the sub-heading: "Diversified Conservative Growth Portfolio," the fifth paragraph is replaced by the following:

   The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the Prudential fixed income portion of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                             High Yield

Assets Under Management (as of June 30, 1999):  $9.9 billion.

Team Leader:  Casey Walsh. General Investment Experience:  17 years.

Portfolio Managers: 7. Average General Investment Experience: 19 years, which includes team members with significant mutual fund experience.

Sector:  Below-investment-grade corporate securities.

Investment Strategy: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.


   In the same section, "How the Portfolios are Managed - Portfolio Managers," under the sub-heading: "High Yield Bond Portfolio," the entire paragraph is replaced by the following:

   The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                             High Yield

Assets Under Management (as of June 30, 1999):  $9.9 billion.

Team Leader:  Casey Walsh. General Investment Experience:  17 years.

Portfolio Managers: 7. Average General Investment Experience: 19 years, which includes team members with significant mutual fund experience.

Sector:  Below-investment-grade corporate securities.

Investment Strategy: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

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   In the same section, "How the Portfolios are Managed - Portfolio Managers,"
under the sub-heading: "Money Market Portfolio," the entire paragraph is replaced by the following:

   The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

                             Money Markets

Assets Under Management:  $41.8 billion.

Team Leader:  Joseph Tully.  General Investment Experience:  16 years.

Portfolio Managers: 8. Average General Investment Experience: 12 years, which includes team members with significant mutual fund experience.

Sector: High-quality short-term securities, including both taxable and tax-exempt instruments.

Investment Strategy: Focus is on safety of principal, liquidity and controlled risk.

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